Cash flow statements - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Interest received	$ 22,430	$ 27,215	$ 33,093
Interest paid	(5,677)	(11,466)	(16,486)
Dividends received excluding life business	4	16	6
Other non-interest income received	3,340	2,894	3,865
Operating expenses paid	(10,941)	(8,598)	(9,080)
Income tax paid excluding life business	(2,639)	(3,080)	(3,406)
Life business:
Receipts from policyholders and customers	976	2,235	2,189
Interest and other items of similar nature	22	21	6
Dividends received	12	306	553
Payments to policyholders and suppliers	(1,168)	(2,302)	(2,250)
Income tax paid	(49)	(6)	(94)
Cash flows from operating activities before changes in operating assets and liabilities	6,310	7,235	8,396
Net (increase)/decrease in:
Collateral paid	305	348	(847)
Trading securities and financial assets measured at FVIS	19,316	(8,756)	(7,629)
Derivative financial instruments	(2,420)	1,851	7,605
Loans	(15,098)	18,272	(4,188)
Other financial assets	(274)	273	336
Life insurance assets and life insurance liabilities	(593)	(277)	(134)
Other assets	6	70	(13)
Net increase/(decrease) in:
Collateral received	93	(1,096)	1,007
Deposits and other borrowings	33,737	28,910	1,113
Other financial liabilities	9,036	11,817	1,463
Other liabilities	(8)	4	(5)
Net cash provided by/(used in) operating activities	50,410	58,651	7,104
Cash flows from investing activities
Proceeds from investment securities	34,066	33,080	19,768
Purchase of investment securities	(28,840)	(51,332)	(29,527)
Proceeds from disposal of controlled entities, net of cash disposed	1,272		(1)
Proceeds from disposal of associates	45		45
Purchase of associates	(8)	(8)	(25)
Proceeds from disposal of property and equipment	62	58	157
Purchase of property and equipment	(234)	(240)	(280)
Purchase of intangible assets	(740)	(1,035)	(906)
Net cash provided by/(used in) investing activities	5,623	(19,477)	(10,769)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	46,799	34,766	61,484
Redemption of debt issues	(65,272)	(65,160)	(63,313)
Payments for the principal portion of lease liabilities	(507)	(543)
Issue of loan capital (net of issue costs)	7,628	2,225	4,935
Redemption of loan capital	(1,548)	(262)	(1,662)
Proceeds from issuances of shares		2,751
Proceeds from dividend reinvestment plan underwrite	719
Purchase of shares relating to share-based payment arrangements	(28)	(29)	(33)
Purchase of RSP treasury shares	(43)	(46)	(69)
Net sale/(purchase) of other treasury shares		14	7
Payment of dividends	(2,846)	(2,518)	(4,977)
Dividends paid to NCI	(2)	(1)	(5)
Net cash provided by/(used in) financing activities	(15,100)	(28,803)	(3,633)
Net increase/(decrease) in cash and balances with central banks	40,933	10,371	(7,298)
Effect of exchange rate changes on cash and balances with central banks	298	(301)	569
Cash and balances with central banks included in assets held for sale	(7)
Cash and balances with central banks as at beginning of year	30,129	20,059	26,788
Cash and balances with central banks as at end of year	71,353	30,129	20,059
Parent Entity
Cash flows from operating activities
Interest received	22,069	26,830
Interest paid	(8,054)	(13,543)
Dividends received excluding life business	1,186	763
Other non-interest income received	3,313	2,330
Operating expenses paid	(10,022)	(6,967)
Income tax paid excluding life business	(2,343)	(2,732)
Life business:
Cash flows from operating activities before changes in operating assets and liabilities	6,149	6,681
Net (increase)/decrease in:
Collateral paid	339	329
Trading securities and financial assets measured at FVIS	18,625	(8,266)
Derivative financial instruments	(1,874)	2,103
Loans	(11,228)	21,273
Other financial assets	258	283
Other assets	(23)	50
Net increase/(decrease) in:
Collateral received	312	(1,072)
Deposits and other borrowings	28,696	20,859
Other financial liabilities	6,500	11,866
Other liabilities	(4)	(7)
Net cash provided by/(used in) operating activities	47,750	54,099
Cash flows from investing activities
Proceeds from investment securities	32,006	29,807
Purchase of investment securities	(26,955)	(47,311)
Net movement in amounts due to/from controlled entities	(1,852)	(665)
Net (increase)/decrease in investments in controlled entities	125	(315)
Purchase of associates	(2)	(6)
Proceeds from disposal of property and equipment	38	32
Purchase of property and equipment	(156)	(165)
Purchase of intangible assets	(638)	(955)
Net cash provided by/(used in) investing activities	2,566	(19,578)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	37,868	27,487
Redemption of debt issues	(54,425)	(55,761)
Payments for the principal portion of lease liabilities	(455)	(499)
Issue of loan capital (net of issue costs)	7,628	2,225
Redemption of loan capital	(1,548)	(262)
Proceeds from issuances of shares		2,751
Proceeds from dividend reinvestment plan underwrite	719
Purchase of shares relating to share-based payment arrangements	(28)	(29)
Purchase of RSP treasury shares	(43)	(46)
Payment of dividends	(2,846)	(2,519)
Net cash provided by/(used in) financing activities	(13,130)	(26,653)
Net increase/(decrease) in cash and balances with central banks	37,186	7,868
Effect of exchange rate changes on cash and balances with central banks	132	(124)
Cash and balances with central banks as at beginning of year	25,436	17,692
Cash and balances with central banks as at end of year	$ 62,754	$ 25,436	$ 17,692